CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 258,693	$ 446,656
Restricted cash	35,105
Accounts receivable (less allowances of $21,545 and $20,831, respectively)	533,070	540,264
Deferred income taxes	37,565	37,241
Prepaid expenses and other	138,643	133,548
Assets of discontinued operations (see Note 14)	202,726	53,716
Total Current Assets	1,205,802	1,211,425
Property, Plant and Equipment:
Property, plant and equipment	4,178,652	4,003,997
Less-Accumulated depreciation	(1,702,825)	(1,485,963)
Property, Plant and Equipment, net	2,475,827	2,518,034
Other Assets, net:
Goodwill	2,282,137	2,375,895
Customer relationships and acquisition costs	387,779	407,944
Deferred financing costs	29,146	35,206
Other	29,042	34,605
Assets of discontinued operations (see Note 14)		263,725
Total Other Assets, net	2,728,104	3,117,375
Total Assets	6,409,733	6,846,834
Current Liabilities:
Current portion of long-term debt	96,603	39,480
Accounts payable	145,089	163,912
Accrued expenses	385,056	383,682
Deferred revenue	173,676	172,378
Liabilities of discontinued operations (see Note 14)	57,222	55,262
Total Current Liabilities	857,646	814,714
Long-term Debt, net of current portion	2,912,465	3,211,223
Other Long-term Liabilities	86,605	106,726
Deferred Rent	95,860	89,973
Deferred Income Taxes	493,895	452,451
Liabilities of discontinued operations (see Note 14)		14,276
Commitments and Contingencies (see Note 10)
Iron Mountain Incorporated Stockholders' Equity:
Preferred stock (par value $0.01; authorized 10,000,000 shares; none issued and outstanding)
Common stock (par value $0.01; authorized 400,000,000 shares; issued and outstanding 200,064,066 shares and 203,546,757 shares, respectively)	2,001	2,035
Additional paid-in capital	1,228,655	1,298,657
Retained earnings	695,707	825,014
Accumulated other comprehensive items, net	29,482	27,661
Total Iron Mountain Incorporated Stockholders' Equity	1,955,845	2,153,367
Noncontrolling Interests	7,417	4,104
Total Equity	1,963,262	2,157,471
Total Liabilities and Equity	$ 6,409,733	$ 6,846,834